UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4786

                                 Ariel Investment Trust

(Exact name of registrant as specified in charter)

200 East Randolph Street

Suite 2900

                                 Chicago, IL 60601

(Address of principal executive offices) (Zip code)

Mareilé B. Cusack, Esq.

Ariel Investments, LLC

200 East Randolph Street

Suite 2900

Chicago, IL 60601

With a copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

                                 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 726-0140

Date of fiscal year end:   September 30

Date of reporting period:   December 31, 2017

Item 1.   Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Ariel Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—96.36%	Value

	Consumer discretionary & services—29.20%
4,017,123	MSG Networks, Inc.(a)(b)	$81,346,741
4,942,952	TEGNA, Inc.	69,596,764
576,040	Royal Caribbean Cruises Ltd.	68,710,051
2,026,925	Viacom, Inc., Class B	62,449,559
1,447,224	Adtalem Global Education, Inc.(a)	60,855,769
2,991,066	Interpublic Group of Cos., Inc.	60,299,891
3,615,900	Mattel, Inc.	55,612,542
1,425,800	Nielsen Holdings plc	51,899,120
173,204	Mohawk Industries, Inc.(a)	47,786,984
566,008	Meredith Corp.	37,384,828
663,077	International Speedway Corp., Class A	26,423,619
113,724	The Madison Square Garden Co., Class A(a)	23,978,705
192,865	Sotheby’s(a)	9,951,834

		656,296,407

	Consumer staples—2.96%
536,145	J.M. Smucker Co.	66,610,655

	Energy—0.40%
1,928,817	Contango Oil & Gas Co.(a)(b)	9,084,728

	Financial services—30.18%
5,181,639	KKR & Co. L.P.	109,125,317
1,790,903	Lazard Ltd., Class A	94,022,407
540,499	JLL	80,496,516
1,416,188	First American Financial Corp.	79,363,176
1,811,253	CBRE Group, Inc., Class A(a)	78,445,367
697,700	Northern Trust Corp.	69,693,253
1,637,449	Janus Henderson Group plc	62,648,799
464,478	Dun & Bradstreet Corp.	54,998,840
1,780,054	Western Union Co.	33,838,827
103,463	Fair Isaac Corp.	15,850,532

		678,483,034

	Health care—5.78%
383,000	Laboratory Corp. of America Holdings(a)	61,092,330
344,201	Charles River Laboratories Intl, Inc.(a)	37,672,800
130,481	Bio-Rad Laboratories, Inc.(a)	31,141,900

		129,907,030

	Materials & processing—4.73%
1,092,397	Simpson Manufacturing Co., Inc.	62,714,512
1,342,061	U.S. Silica Holdings, Inc.	43,697,506

		106,412,018

	Producer durables—21.15%
1,953,441	Kennametal, Inc.	94,566,079
869,300	Zebra Technologies Corp.(a)	90,233,340
1,544,885	Keysight Technologies, Inc.(a)	64,267,216
332,213	Snap-on, Inc.	57,904,726
1,350,028	Brady Corp., Class A	51,166,061
3,700,567	Bristow Group, Inc.(b)	49,846,637
894,616	MTS Systems Corp.(b)	48,040,879
97,689	Littelfuse, Inc.	19,324,838

		475,349,776

800.292.7435	1

Ariel Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—96.36%	Value

	Technology—1.96%
579,642	Anixter Intl, Inc.(a)	$44,052,792

	Total common stocks (Cost $1,321,283,497)	2,166,196,440

Number of shares	Short-term investments—3.93%	Value

88,434,432	Northern Institutional Treasury Portfolio, 1.17%(c)	$88,434,432

	Total short-term investments (Cost $88,434,432)	88,434,432

	Total Investments—100.29% (Cost $1,409,717,929)	2,254,630,872

	Other Assets less Liabilities—(0.29)%	(6,626,709)

	Net Assets—100.00%	$2,248,004,163

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at December 31, 2017.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

2	ARIELINVESTMENTS.COM

Ariel Appreciation Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—97.27%	Value

	Consumer discretionary & services—23.84%
2,884,730	Interpublic Group of Cos., Inc.	$58,156,157
679,400	Omnicom Group, Inc.	49,480,702
3,088,100	Mattel, Inc.	47,494,978
882,700	BorgWarner, Inc.	45,097,143
1,981,337	MSG Networks, Inc.(a)	40,122,074
830,400	Nordstrom, Inc.	39,344,352
1,031,224	Nielsen Holdings plc	37,536,554
572,200	CBS Corp., Class B	33,759,800
619,600	Viacom, Inc., Class B	19,089,876
419,058	International Speedway Corp., Class A	16,699,461
618,915	TEGNA, Inc.	8,714,323
39,366	The Madison Square Garden Co., Class A(a)	8,300,321

		403,795,741

	Consumer staples—4.44%
605,175	J.M. Smucker Co.	75,186,942

	Energy—2.63%
1,236,100	National Oilwell Varco	44,524,322

	Financial services—30.93%
802,500	Aflac, Inc.	70,443,450
1,252,800	First American Financial Corp.	70,206,912
671,900	Northern Trust Corp.	67,116,091
1,037,520	Lazard Ltd., Class A	54,469,800
961,952	Houlihan Lokey, Inc.	43,701,479
258,000	Willis Towers Watson plc	38,878,020
531,800	Progressive Corp.	29,950,976
1,401,700	Western Union Co.	26,646,317
162,280	JLL	24,168,360
1,086,168	KKR & Co. L.P.	22,874,698
214,150	T. Rowe Price Group, Inc.	22,470,760
621,100	Blackstone Group L.P.	19,887,622
214,489	BOK Financial Corp.	19,801,624
303,650	CBRE Group, Inc., Class A(a)	13,151,082

		523,767,191

	Health care—15.44%
594,200	Zimmer Biomet Holdings, Inc.	71,702,114
446,000	Laboratory Corp. of America Holdings(a)	71,141,460
238,054	Thermo Fisher Scientific, Inc.	45,201,694
364,680	Charles River Laboratories Intl, Inc.(a)	39,914,226
546,000	Cardinal Health, Inc.	33,453,420

		261,412,914

	Materials & processing—2.20%
1,145,380	U.S. Silica Holdings, Inc.	37,293,573

	Producer durables—17.00%
341,699	Stanley Black & Decker, Inc.	57,982,903
1,161,700	Kennametal, Inc.	56,237,897
1,305,315	Keysight Technologies, Inc.(a)	54,301,104
273,150	Illinois Tool Works, Inc.	45,575,078
236,000	Snap-on, Inc.	41,134,800
2,426,964	Bristow Group, Inc.(b)	32,691,205

		287,922,987

800.292.7435	3

Ariel Appreciation Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—97.27%	Value

	Technology—0.79%
176,989	Anixter Intl, Inc.(a)	$13,451,164

	Total common stocks (Cost $1,051,153,000)	1,647,354,834

Number of shares	Short-term investments—3.16%	Value

53,561,640	Northern Institutional Treasury Portfolio, 1.17%(c)	$53,561,640

	Total short-term investments (Cost $53,561,640)	53,561,640

	Total Investments—100.43% (Cost $1,104,714,640)	1,700,916,474

	Other Assets less Liabilities—(0.43)%	(7,219,472)

	Net Assets—100.00%	$1,693,697,002

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at December 31, 2017.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

4	ARIELINVESTMENTS.COM

Ariel Focus Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—98.87%	Value

	Consumer discretionary & services—8.46%
58,400	BorgWarner, Inc.	$2,983,656
29,200	Adtalem Global Education, Inc.(a)	1,227,860
30,500	MSG Networks, Inc.(a)	617,625

		4,829,141

	Consumer staples—2.83%
13,000	J.M. Smucker Co.	1,615,120

	Energy—9.34%
26,000	Exxon Mobil Corp.	2,174,640
51,300	National Oilwell Varco	1,847,826
31,000	Apache Corp.	1,308,820

		5,331,286

	Financial services—29.62%
142,400	KKR & Co. L.P.	2,998,944
54,900	Lazard Ltd., Class A	2,882,250
114,100	Western Union Co.	2,169,041
20,000	JPMorgan Chase & Co.	2,138,800
30,200	First American Financial Corp.	1,692,408
30,400	Bank of New York Mellon Corp.	1,637,344
6,400	Goldman Sachs Group, Inc.	1,630,464
21,600	Progressive Corp.	1,216,512
17,000	Blackstone Group L.P.	544,340

		16,910,103

	Health care—17.54%
18,400	Laboratory Corp. of America Holdings(a)	2,934,984
20,600	Zimmer Biomet Holdings, Inc.	2,485,802
16,500	Johnson & Johnson	2,305,380
145,000	Hanger, Inc.(a)	2,283,750

		10,009,916

	Materials & processing—8.73%
198,582	Barrick Gold Corp.	2,873,481
82,200	Mosaic Co.	2,109,252

		4,982,733

	Producer durables—13.60%
7,456	Lockheed Martin Corp.	2,393,749
10,100	Stanley Black & Decker, Inc.	1,713,869
8,100	Snap-on, Inc.	1,411,830
12,500	Zebra Technologies Corp.(a)	1,297,500
63,700	Team, Inc.(a)	949,130

		7,766,078

	Technology—8.75%
61,200	Oracle Corp.	2,893,536
13,700	International Business Machines Corp.	2,101,854

		4,995,390

	Total common stocks (Cost $43,220,196)	56,439,767

800.292.7435	5

Ariel Focus Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Short-term investments—1.63%	Value

932,801	Northern Institutional Treasury Portfolio, 1.17%(b)	$932,801

	Total short-term investments (Cost $932,801)	932,801

	Total Investments—100.50% (Cost $44,152,997)	57,372,568

	Other Assets less Liabilities—(0.50)%	(286,845)

	Net Assets—100.00%	$57,085,723

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2017.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

6	ARIELINVESTMENTS.COM

Ariel Discovery Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—96.17%	Value

	Consumer discretionary & services—19.28%
216,442	Century Casinos, Inc.(a)	$1,976,115
146,574	Rosetta Stone, Inc.(a)	1,827,778
27,822	Strattec Security Corp.	1,211,648
65,502	XO Group, Inc.(a)	1,209,167
17,100	Movado Group, Inc.	550,620
39,975	Gaia, Inc.(a)	495,690

		7,271,018

	Energy—6.17%
89,456	Green Brick Partners, Inc.(a)	1,010,853
56,554	Gulf Island Fabrication, Inc.	759,238
143,902	Mitcham Industries, Inc.(a)	456,169
21,654	Contango Oil & Gas Co.(a)	101,990

		2,328,250

	Financial services—20.46%
134,422	Cowen Group, Inc., Class A(a)	1,834,860
22,900	First American Financial Corp.	1,283,316
74,085	Capital Southwest Corp.	1,226,107
100,293	Safeguard Scientifics, Inc.(a)	1,123,282
49,048	Tejon Ranch Co.(a)	1,018,236
28,600	Atlas Financial Holdings, Inc.(a)	587,730
8,500	MB Financial, Inc.	378,420
134,200	180 Degree Capital Corp.	264,374

		7,716,325

	Health care—3.60%
132,585	Kindred Biosciences, Inc.(a)	1,252,929
14,074	Cumberland Pharmaceuticals, Inc.(a)	104,429

		1,357,358

	Materials & processing—4.64%
33,900	U.S. Silica Holdings, Inc.	1,103,784
376,354	Orion Energy Systems, Inc.(a)	331,191
17,131	Landec Corp.(a)	215,851
20,400	Aspen Aerogels, Inc.(a)	99,552

		1,750,378

	Producer durables—10.20%
81,600	Bristow Group, Inc.	1,099,152
210,982	Ballantyne Strong, Inc.(a)	981,066
42,899	Team, Inc.(a)	639,195
13,898	CRA International, Inc.	624,715
17,125	Spartan Motors, Inc.	269,719
13,400	Perceptron, Inc.(a)	130,650
11,500	CPI Aerostructures, Inc.(a)	102,925

		3,847,422

	Technology—27.68%
498,196	RealNetworks, Inc.(a)	1,703,830
188,235	PCTEL, Inc.	1,387,292
246,488	Telenav, Inc.(a)	1,355,684
131,100	GSI Technology, Inc.(a)	1,043,556
70,625	TechTarget, Inc.(a)	983,100
352,732	Synacor, Inc.(a)	811,284
194,920	SeaChange Intl, Inc.(a)	766,036
104,600	Edgewater Technology, Inc.(a)	652,704
168,200	Glu Mobile, Inc.(a)	612,248

800.292.7435	7

Ariel Discovery Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—96.17%	Value

	Technology—27.68% (continued)
87,700	EMCORE Corp.(a)	$565,665
34,595	AstroNova, Inc.	484,330
77,510	GlassBridge Enterprises, Inc.(a)	72,084

		10,437,813

	Utilities—4.14%
153,186	ORBCOMM, Inc.(a)	1,559,434

	Total common stocks (Cost $34,100,136)	36,267,998

Number of shares	Short-term investments—3.54%	Value

1,337,028	Northern Institutional Treasury Portfolio, 1.17%(b)	$1,337,028

	Total short-term investments (Cost $1,337,028)	1,337,028

	Total Investments—99.71% (Cost $35,437,164)	37,605,026

	Other Assets less Liabilities—0.29%	107,591

	Net Assets—100.00%	$37,712,617

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2017.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

8	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—88.48%	Value

	Australia—0.24%
370,780	AMP Ltd.	$1,501,473

	Belgium—0.07%
4,625	Galapagos N.V.(a)	438,284

	Canada—1.57%
152,804	IGM Financial, Inc.	5,366,982
51,000	Suncor Energy, Inc.	1,872,435
31,769	Magna International, Inc.	1,800,496
50,625	Hydro One Ltd.	902,148

		9,942,061

	China—8.32%
2,434,500	China Mobile Ltd.	24,694,462
88,083	Baidu, Inc. ADR(a)	20,629,920
143,110	China Mobile Ltd. ADR	7,232,779
31,978	Shenzhou International Group Holdings, Ltd.	304,519

		52,861,680

	Finland—2.63%
3,579,613	Nokia Corp. ADR	16,680,997

	France—6.05%
176,070	Michelin (CGDE)	25,255,845
86,863	Safran SA	8,953,761
22,546	Thales SA	2,431,418
8,094	Euler Hermes Group	1,182,968
7,195	Sanofi	620,276

		38,444,268

	Germany—10.93%
351,521	Deutsche Boerse AG	40,827,576
4,363,205	Telefonica Deutschland Holding	21,914,512
179,968	Dialog Semiconductor plc(a)	5,603,503
23,389	GEA Group AG	1,122,812

		69,468,403

	Hong Kong—1.33%
15,411,302	Li & Fung Ltd.	8,462,275

	Italy—3.26%
3,635,733	Snam SpA	17,798,324
239,931	Italgas SpA	1,465,315
76,146	Azimut Holdings SpA	1,459,080

		20,722,719

	Japan—17.07%
61,500	Nintendo Co., Ltd.	22,482,228
833,600	NTT DOCOMO, Inc.	19,686,795
317,000	Nippon Telegraph & Telephone Corp.	14,913,841
365,900	Japan Tobacco, Inc.	11,791,284
100,500	Shimamura Co., Ltd.	11,060,129
208,300	Subaru Corp.	6,623,820
1,629,600	Seven Bank Ltd.	5,582,654
41,500	Secom Co., Ltd.	3,133,264
52,700	Mabuchi Motor Co., Ltd.	2,857,750
44,400	Toyota Motor Corp.	2,842,309
40,300	Takeda Pharmaceutical Co., Ltd.	2,289,419

800.292.7435	9

Ariel International Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—88.48%	Value

	Japan—17.07% (continued)
10,800	Daito Trust Construction Co., Ltd.	$2,202,174
66,500	Ono Pharmaceutical Co., Ltd.	1,549,847
6,000	Murata Manufacturing Co., Ltd.	805,147
22,200	Askul Corp.	629,501

		108,450,162

	Luxembourg—1.50%
60,199	RTL Group	4,844,451
147,649	Tenaris ADR	4,704,097

		9,548,548

	Netherlands—8.19%
1,447,925	Koninklijke Ahold Delhaize N.V.	31,853,264
340,103	Gemalto N.V.	20,199,593

		52,052,857

	Singapore—0.20%
223,800	Singapore Exchange Ltd.	1,244,960

	Spain—3.49%
542,661	Endesa SA	11,625,601
332,320	Tecnicas Reunidas SA	10,550,506

		22,176,107

	Sweden—0.13%
40,068	H&M Hennes & Mauritz AB, Class B	826,945

	Switzerland—9.23%
132,457	Roche Holding AG	33,506,748
33,296	Swisscom AG	17,716,636
1,360	SGS SA	3,546,370
123,314	UBS AG	2,270,258
14,882	Novartis AG	1,249,492
4,034	Nestle SA	346,913

		58,636,417

	United Arab Emirates—0.19%
4,048,694	Dubai Financial Market(a)	1,232,327

	United Kingdom—8.63%
1,732,146	GlaxoSmithKline plc	30,928,740
178,317	Reckitt Benckiser Group plc	16,657,818
491,974	National Grid plc	5,812,753
39,823	GlaxoSmithKline plc ADR	1,412,522

		54,811,833

	United States—5.45%
91,753	Philip Morris Intl, Inc.	9,693,704
61,815	EOG Resources, Inc.	6,670,457
57,016	Core Laboratories N.V.	6,246,103
30,681	Pioneer Natural Resources Co.	5,303,211
47,049	Occidental Petroleum Corp.	3,465,629
63,089	Fluor Corp.	3,258,547

		34,637,651

	Total common stocks (Cost $527,974,835)	562,139,967

10	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Investment companies—1.32%	Value

	Exchange Traded Funds—1.32%
186,469	Vanguard FTSE Developed Markets ETF	$8,365,000

	Total Investment companies (Cost $7,038,480)	8,365,000

Number of shares	Short-term investments—8.62%	Value

54,774,944	Northern Institutional Treasury Portfolio, 1.17%(b)	$54,774,944

	Total short-term investments (Cost $54,774,944)	54,774,944

	Total Investments—98.42% (Cost $589,788,259)	625,279,911

	Cash, Foreign Currency, Other Assets less Liabilities—1.58%	10,028,827

	Net Assets—100.00%	$635,308,738

At December 31, 2017, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
01/23/2018	UBS AG	GBP	535,263	CNH	4,697,352	$3,024
01/23/2018	UBS AG	GBP	1,453,571	EUR	1,612,903	26,082
01/23/2018	UBS AG	GBP	7,360,626	USD	9,717,866	228,209
01/23/2018	UBS AG	GBP	1,615,093	USD	2,132,327	50,075
01/23/2018	UBS AG	SGD	3,355,598	USD	2,475,000	34,930
01/23/2018	UBS AG	SGD	1,278,161	USD	942,738	13,305

Subtotal UBS AG						355,625

01/23/2018	Northern Trust	GBP	327,488	CAD	538,703	13,802
01/23/2018	Northern Trust	USD	1,571,871	CAD	1,959,895	12,125
01/23/2018	Northern Trust	USD	627,585	CAD	782,507	4,841
01/23/2018	Northern Trust	GBP	1,605,135	CNH	14,080,212	10,006
01/23/2018	Northern Trust	GBP	8,601,518	USD	11,356,799	266,037
01/23/2018	Northern Trust	GBP	1,895,331	USD	2,500,415	60,658
01/23/2018	Northern Trust	JPY	230,963,768	USD	2,035,854	16,350
01/23/2018	Northern Trust	SEK	7,289,287	USD	872,509	17,417
01/23/2018	Northern Trust	SGD	961,186	USD	708,686	10,265
01/23/2018	Northern Trust	SGD	565,398	USD	416,870	6,038
01/23/2018	Northern Trust	SGD	406,956	USD	300,050	4,346

Subtotal Northern Trust						421,885

01/23/2018	JPMorgan Chase	GBP	582,420	CAD	958,000	24,591
01/23/2018	JPMorgan Chase	USD	551,420	CAD	687,614	4,196
01/23/2018	JPMorgan Chase	AUD	2,402,150	USD	1,817,001	57,314
01/23/2018	JPMorgan Chase	AUD	2,285,876	USD	1,745,017	38,573
01/23/2018	JPMorgan Chase	GBP	4,410,088	USD	5,816,725	142,424
01/23/2018	JPMorgan Chase	GBP	3,429,526	USD	4,542,503	91,658
01/23/2018	JPMorgan Chase	GBP	1,196,179	USD	1,577,841	38,500
01/23/2018	JPMorgan Chase	JPY	318,567,035	USD	2,819,896	10,698
01/23/2018	JPMorgan Chase	SGD	1,031,187	USD	756,174	15,136

Subtotal JPMorgan Chase						423,090

Subtotal unrealized appreciation						$1,200,600

800.292.7435	11

Ariel International Fund schedule of investments	12/31/17 (UNAUDITED)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized depreciation
01/23/2018	UBS AG	USD	606,467	CAD	772,650	(8,433)
01/23/2018	UBS AG	JPY	812,581,904	CNH	48,235,896	(175,971)
01/23/2018	UBS AG	USD	1,138,124	CNH	7,565,794	(21,951)
01/23/2018	UBS AG	USD	12,297,228	CNH	81,747,051	(237,170)
01/23/2018	UBS AG	NOK	9,647,947	EUR	1,021,694	(51,762)
01/23/2018	UBS AG	SEK	21,355,038	EUR	2,217,036	(56,817)
01/23/2018	UBS AG	USD	5,605,138	EUR	4,711,063	(55,666)
01/23/2018	UBS AG	AUD	6,290,270	USD	4,949,373	(41,293)
01/23/2018	UBS AG	AUD	16,606,958	USD	13,066,853	(109,019)
01/23/2018	UBS AG	JPY	971,072,957	USD	8,669,288	(40,921)
01/23/2018	UBS AG	NOK	6,724,096	USD	846,979	(27,438)
01/23/2018	UBS AG	NOK	8,232,752	USD	1,037,012	$(33,594)
01/23/2018	UBS AG	SEK	9,158,658	USD	1,127,958	(9,806)
01/23/2018	UBS AG	SEK	31,636,835	USD	3,906,848	(44,406)
01/23/2018	UBS AG	SEK	40,842,394	USD	5,043,647	(57,327)

Subtotal UBS AG						(971,574)

01/23/2018	Northern Trust	AUD	1,213,750	CAD	1,190,044	(27)
01/23/2018	Northern Trust	AUD	3,125,037	CAD	3,064,000	(69)
01/23/2018	Northern Trust	AUD	1,588,162	CAD	1,558,062	(766)
01/23/2018	Northern Trust	USD	668,598	CAD	858,800	(14,862)
01/23/2018	Northern Trust	AUD	1,706,001	CHF	1,301,000	(6,263)
01/23/2018	Northern Trust	EUR	474,802	CNH	3,756,000	(5,392)
01/23/2018	Northern Trust	JPY	316,755,830	CNH	18,679,835	(49,706)
01/23/2018	Northern Trust	USD	3,248,052	CNH	21,596,947	(63,440)
01/23/2018	Northern Trust	USD	4,140,795	CNH	27,713,899	(108,619)
01/23/2018	Northern Trust	JPY	359,986,648	EUR	2,700,180	(45,908)
01/23/2018	Northern Trust	AUD	569,667	USD	447,979	(3,488)
01/23/2018	Northern Trust	AUD	1,413,690	USD	1,111,709	(8,656)
01/23/2018	Northern Trust	AUD	1,584,138	USD	1,245,747	(9,699)
01/23/2018	Northern Trust	AUD	1,907,772	USD	1,500,249	(11,681)
01/23/2018	Northern Trust	AUD	2,650,539	USD	2,084,352	(16,229)
01/23/2018	Northern Trust	JPY	598,278,815	USD	5,338,915	(22,971)
01/23/2018	Northern Trust	SEK	5,143,018	USD	635,262	(7,367)

Subtotal Northern Trust						(375,143)

12	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	12/31/17 (UNAUDITED)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
01/23/2018	JPMorgan Chase	USD	2,211,380	CNH	14,707,557	(43,752)
01/23/2018	JPMorgan Chase	USD	2,832,301	CNH	18,837,209	(56,036)
01/23/2018	JPMorgan Chase	USD	1,156,785	CNY	7,720,073	(26,780)
01/23/2018	JPMorgan Chase	USD	1,812,060	CNY	12,067,251	(37,971)
01/23/2018	JPMorgan Chase	AUD	5,489,182	EUR	3,629,600	(78,302)
01/23/2018	JPMorgan Chase	AUD	2,887,215	USD	2,255,917	(3,123)

Subtotal JPMorgan Chase						(245,964)

Subtotal unrealized depreciation						$(1,592,681)

Net unrealized appreciation (depreciation) on forward currency contracts						$(392,081)

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2017.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

800.292.7435	13

Ariel Global Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—95.08%	Value

	Australia—0.10%
27,095	AMP Ltd.	$109,721

	Brazil—0.10%
13,000	BB Seguridade Participacoes SA	111,547

	Canada—0.87%
13,911	IGM Financial, Inc.	488,600
8,557	Suncor Energy, Inc.	314,165
2,309	Magna International, Inc.	130,862
2,635	Hydro One Ltd.	46,956

		980,583

	Chile—0.51%
18,442	Banco Santander-Chile ADR	576,681

	China—10.37%
25,163	Baidu, Inc. ADR(a)	5,893,426
347,500	China Mobile Ltd.	3,524,882
44,218	China Mobile Ltd. ADR	2,234,778

		11,653,086

	Finland—2.23%
538,700	Nokia Corp. ADR	2,510,342

	France—4.45%
24,810	Michelin (CGDE)	3,558,798
11,932	Safran SA	1,229,940
1,970	Thales SA	212,450

		5,001,188

	Germany—4.51%
30,794	Deutsche Boerse AG	3,576,584
257,497	Telefonica Deutschland Holding	1,293,297
6,432	Dialog Semiconductor plc(a)	200,267

		5,070,148

	Hong Kong—0.28%
582,000	Li & Fung Ltd.	319,574

	Italy—1.11%
255,079	Snam SpA	1,248,711

	Japan—8.65%
118,600	NTT DOCOMO, Inc.	2,800,928
43,700	Nippon Telegraph & Telephone Corp.	2,055,946
4,650	Nintendo Co., Ltd.	1,699,876
44,500	Japan Tobacco, Inc.	1,434,032
30,700	Subaru Corp.	976,242
4,400	Secom Co., Ltd.	332,201
1,900	Shimamura Co., Ltd.	209,097
2,100	Takeda Pharmaceutical Co., Ltd.	119,300
700	Murata Manufacturing Co., Ltd.	93,934

		9,721,556

14	ARIELINVESTMENTS.COM

Ariel Global Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—95.08%	Value

	Mexico—0.39%
132,066	Wal-Mart de Mexico SAB de CV	$323,675
15,327	Santander Mexico Financial Group ADR	112,040

		435,715

	Netherlands—3.52%
107,447	Koninklijke Ahold Delhaize N.V.	2,363,753
26,749	Gemalto N.V.	1,588,692

		3,952,445

	Spain—0.93%
49,021	Endesa SA	1,050,193

	Switzerland—6.28%
23,732	Roche Holding AG	6,003,323
1,681	Swisscom AG	894,452
63	SGS SA	164,280

		7,062,055

	Thailand—0.70%
22,900	Kasikornbank PCL	787,981

	United Kingdom—6.41%
205,468	GlaxoSmithKline plc	3,668,782
61,450	GlaxoSmithKline plc ADR	2,179,632
64,927	National Grid plc	767,123
6,309	Reckitt Benckiser Group plc	589,367

		7,204,904

	United States—43.67%
107,981	Microsoft Corp.	9,236,695
82,576	Gilead Sciences, Inc.	5,915,745
35,118	Johnson & Johnson	4,906,687
19,671	Berkshire Hathaway, Inc., Class B(a)	3,899,186
30,150	American Express Co.	2,994,196
43,157	Schlumberger Ltd.	2,908,350
25,608	Philip Morris Intl, Inc.	2,705,485
31,733	Fluor Corp.	1,639,009
29,645	Verizon Communications, Inc.	1,569,110
8,189	Costco Wholesale Corp.	1,524,137
31,294	Southern Co.	1,504,928
7,003	Pioneer Natural Resources Co.	1,210,469
9,723	Sempra Energy	1,039,583
9,331	Core Laboratories N.V.	1,022,211
13,734	Occidental Petroleum Corp.	1,011,646
9,041	Quest Diagnostics, Inc.	890,448
10,667	Discover Financial Services	820,506
10,944	Intercontinental Exchange, Inc.	772,209
14,397	U.S. Bancorp	771,391
6,781	EOG Resources, Inc.	731,738
108,080	Acacia Research Corp.(a)	437,724
7,985	Tapestry, Inc.	353,177
5,108	Foot Locker, Inc	239,463
3,198	Tractor Supply Co.	239,050
2,751	Expeditors International of Washington, Inc.	177,962
35,056	Pandora Media, Inc.(a)	168,970
1,066	CME Group, Inc.	155,689

800.292.7435	15

Ariel Global Fund schedule of investments	12/31/17 (UNAUDITED)

Number of shares	Common stocks—95.08%	Value

	United States—43.67% (continued)
700	Accenture plc, Class A	$107,163
2,719	TripAdvisor, Inc.(a)	93,697
265	Acuity Brands, Inc.	46,640

		49,093,264

	Total common stocks (Cost $91,838,947)	106,889,694

Number of shares	Short-term investments—2.83%	Value

3,183,786	Northern Institutional Treasury Portfolio, 1.17%(b)	$3,183,786

	Total short-term investments (Cost $3,183,786)	3,183,786

	Total Investments—97.91% (Cost $95,022,733)	110,073,480

	Cash, Foreign Currency, Other Assets less Liabilities—2.09%	2,352,844

	Net Assets—100.00%	$112,426,324

At December 31, 2017, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
01/23/2018	Northern Trust	SGD	201,235	USD	148,093	$2,427
01/23/2018	Northern Trust	SGD	159,791	USD	117,594	1,927

Subtotal Northern Trust						4,354

Subtotal unrealized appreciation						$4,354

Open forward currency contracts with unrealized depreciation
01/23/2018	UBS AG	EUR	265,813	CNH	2,099,545	(2,526)
01/23/2018	UBS AG	JPY	154,921,655	CNH	9,146,936	(25,973)
01/23/2018	UBS AG	USD	3,430,243	CNH	22,853,309	(73,889)
01/23/2018	UBS AG	NOK	1,752,998	EUR	185,583	(9,339)
01/23/2018	UBS AG	USD	2,853,858	EUR	2,407,242	(38,680)

Subtotal UBS AG						(150,407)

01/23/2018	Northern Trust	AUD	763,362	CHF	583,000	(3,685)
01/23/2018	Northern Trust	CAD	525,201	CHF	407,753	(1,189)
01/23/2018	Northern Trust	USD	926,450	CHF	904,938	(3,804)
01/23/2018	Northern Trust	USD	657,212	CNH	4,378,607	(14,167)
01/23/2018	Northern Trust	AUD	1,582,197	EUR	1,043,745	(19,628)
01/23/2018	Northern Trust	CAD	322,617	EUR	216,334	(3,198)
01/23/2018	Northern Trust	CAD	812,754	EUR	545,000	(8,056)
01/23/2018	Northern Trust	JPY	78,675,914	EUR	588,039	(7,520)
01/23/2018	Northern Trust	SEK	4,618,618	EUR	479,538	(12,339)
01/23/2018	Northern Trust	USD	257,707	EUR	217,418	(3,542)
01/23/2018	Northern Trust	USD	512,320	EUR	432,226	(7,042)
01/23/2018	Northern Trust	AUD	320,950	GBP	190,026	(6,347)
01/23/2018	Northern Trust	SEK	1,985,297	GBP	185,007	(7,613)
01/23/2018	Northern Trust	USD	948,797	JPY	107,100,261	(2,831)

Subtotal Northern Trust						(100,961)

16	ARIELINVESTMENTS.COM

Ariel Global Fund schedule of investments	12/31/17 (UNAUDITED)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
	JPMorgan
01/23/2018	Chase	USD	336,150	CNY	2,202,672	(1,541)

Subtotal JPMorgan Chase						(1,541)

Subtotal unrealized depreciation						$(252,909)

Net unrealized appreciation (depreciation) on forward currency contracts						$(248,555)

(a) Non-income producing.

(b) The rate presented is the rate in effect December 31, 2017.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

800.292.7435	17

Notes to the schedules of investments	12/31/17 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.

The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds’ accounting agent and custodian. U.S. Bancorp Fund Services, LLC serves as the Funds’ transfer agent.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2017.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Investments in money market funds are valued at their closing net asset value each business day.

Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements – Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of December 31, 2017 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$2,254,630,872	$1,700,916,474	$57,372,568	$37,605,026
Level 2	—	—	—	—
Level 3	—	—	—	—

Total investments	$2,254,630,872	$1,700,916,474	$57,372,568	$37,605,026

18	ARIELINVESTMENTS.COM

Notes to the schedules of investments	12/31/17 (UNAUDITED)

Industry classifications for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, and Ariel Discovery Fund are included in the Schedules of Investments for the respective Fund.

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$62,650,290	$—	$—	$62,650,290
Consumer staples	70,342,984	—	—	70,342,984
Energy	56,610,761	—	—	56,610,761
Financials	59,435,952	1,232,327	—	60,668,279
Health care	71,995,328	—	—	71,995,328
Industrials	25,303,921	—	—	25,303,921
Information technology	86,401,387	—	—	86,401,387
Real estate	2,202,174	—	—	2,202,174
Telecommunication services	106,159,025	—	—	106,159,025
Utilities	19,805,818	—	—	19,805,818

Total common stocks	$560,907,640	$1,232,327	$—	$562,139,967
Exchange traded funds	8,365,000	—	—	8,365,000
Short-term investments	54,774,944	—	—	54,774,944

Total investments	$624,047,584	$1,232,327	$—	$625,279,911

Other financial instruments
Forward currency contracts ^	$—	$(392,081)	$—	$(392,081)

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$6,119,959	$—	$—	$6,119,959
Consumer staples	8,940,449	—	—	8,940,449
Energy	8,447,290	—	—	8,447,290
Financials	15,064,785	111,547	—	15,176,332
Health care	23,683,916	—	—	23,683,916
Industrials	4,240,207	—	—	4,240,207
Information technology	21,499,365	—	—	21,499,365
Telecommunication services	14,373,393	—	—	14,373,393
Utilities	4,408,783	—	—	4,408,783

Total common stocks	$106,778,147	$111,547	$—	$106,889,694
Short-term investments	3,183,786	—	—	3,183,786

Total investments	$109,961,933	$111,547	$—	$110,073,480

Other financial instruments
Forward currency contracts ^	$—	$(248,555)	$—	$(248,555)

Ariel Global Fund
Transfers into Level 1	$—
Transfers out of Level 1	(111,547)
Transfers into Level 2	111,547
Transfers out of Level 2	—

There were no transfers between levels for the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, and Ariel International Fund. Transfers between levels are recognized at the end of the reporting period.

*	As of December 31, 2017, the only Level 2 investments held were securities fair valued due to market closure and forward currency contracts. See Schedules of Investments.

^	Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Unrealized appreciation of forward currency contracts and Unrealized depreciation of forward currency contracts at December 31, 2017. See Schedules of Investments.

800.292.7435	19

Notes to the schedules of investments	12/31/17 (UNAUDITED)

Foreign currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.

Forward currency contracts – Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Open forward currency contracts are “marked-to-market” daily and any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.

Securities transactions – Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The following transactions were made during the period ended December 31, 2017, with affiliated companies:

	Share activity				Three months ended December 31, 2017
Security name	Balance September 30, 2017	Purchases	Sales	Balance December 31, 2017	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Bristow Group, Inc. (Producer durables)	3,847,967	—	147,400	3,700,567	$49,846,637	$—	$(5,744,577)	$21,801,179	2.2%
Contango Oil & Gas Co. (Energy)	1,928,817	—	—	1,928,817	9,084,728	—	—	(617,222)	0.4
MSG Networks, Inc. (Consumer discretionary & services)	3,525,923	491,200	—	4,017,123	81,346,741	—	—	(1,881,426)	3.6
MTS Systems Corp. (Producer durables)	894,616	—	—	894,616	48,040,879	268,385	—	223,654	2.2

					$188,318,985	$268,385	$(5,744,577)	$19,526,185	8.4%

Ariel Appreciation Fund
Bristow Group, Inc. (Producer durables)	2,426,964	—	—	2,426,964	$32,691,205	$—	$—	$9,999,092	1.9%

20	ARIELINVESTMENTS.COM

Item 2.   Controls and Procedures.

(a)	The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits.

(a)	Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson, President
(Principal Executive Officer)

Date:	February 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson, President
(Principal Executive Officer)

Date:	February 9, 2018

By:	/s/ James R. Rooney
James Rooney, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	February 9, 2018